Commitments, Contingencies and Tax Obligation (Details Textual) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended					3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2015 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Purchase Order Issued On March 31,2014 [Member]	Mar. 31, 2014 Subsequent Event [Member] Purchase Order Issued On April 15,2014 [Member]	Dec. 31, 2013 Minimum [Member]	Mar. 31, 2014 Executive Officer [Member]	Mar. 31, 2013 Executive Officer [Member]	Dec. 31, 2013 Executive Officer [Member]	Dec. 31, 2012 Executive Officer [Member]	Dec. 31, 2013 Executive Officer [Member]	Mar. 31, 2014 Executive Officer [Member]	Mar. 31, 2014 Consultant [Member] Subsequent Event [Member]	Apr. 01, 2014 Consultant [Member] Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 17,000	$ 21,000	$ 71,000	$ 76,000	$ 848,000	$ 865,000
Contractual Obligation, Due in Next Twelve Months	22,000		30,100		30,100	22,000
Accrued Payroll Taxes, Current	185,000		185,000		185,000	185,000
Additional Payroll Taxes Due				62,000
Accrued Payroll Taxes	71,000		81,000	187,000	81,000	71,000
Officers Compensation											257,000	261,000	990,000	1,086,000	6,082,000	6,339,000
Accrued Professional Fees, Current							145,000			113,000
Operating Leases, Future Minimum Payments Receivable, Total	14,000		8,000		8,000	14,000
Stock Issuable Shares On Monthly Basis For Services																		30,000
Stock Issued During Period, Shares, Issued for Services																	60,000
Purchase Commitment For Puchase Of Machines To Be Sold								$ 130,000	$ 16,000